INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS
INVESTMENTS

11)  INVESTMENTS

a)Accounting policy

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The income statement reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the income statements.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the income statements.

Foreign exchange variations in Aliança’s equity (jointly-controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 23).

b)  Information on investees

The following is a summary of the relevant financial data of the investees in which the Company holds a stake and contemplates the corporate changes described in Note 1 c).

	Joint Ventures (Aliança / AIX / ACT)
	12/31/18	12/31/17

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	213,481	189,988
Non-current assets	12,327	13,410
Total assets	225,808	203,398

Current liabilities	7,103	4,143
Non-current liabilities	16,101	4,811
Equity	202,604	194,444
Total liabilities and equity	225,808	203,398

Investment Book value	101,302	97,222

	Joint Ventures (Aliança / AIX / ACT)
	2018	2017	2016
Summary of Income Statements:	Aliança / AIX / ACT	Aliança / AIX / ACT	Aliança / AIX / ACT
Net operating income	45,608	45,704	42,919
Operating costs and expenses	(58,773)	(43,571)	(41,987)
Financial income (expenses), net	1,334	1,713	2,021
Income and social contribution taxes	137	(686)	(465)
Net income (loss) for the year	(11,694)	3,160	2,488

Equity pickup, according to interest held	(5,847)	1,580	1,244

c)  Changes in investments

		Other	Total
	Joint ventures	investments (1)	investments
Balances at 12/31/16	84,403	1,342	85,745
Equity pick-up	1,580	—	1,580
Other comprehensive income	11,239	338	11,577
Balances at 12/31/17	97,222	1,680	98,902
Equity pick-up	(5,847)	—	(5,847)
Provision for losses on investments	—	(700)	(700)
Other comprehensive income	9,927	(625)	9,302
Balances at 12/31/18	101,302	355	101,657

(1)Other investments are measured at fair value.